8. Trade receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables, net	R$ 712	R$ 543
Trade receivables, current	632	543
Trade receivables, noncurrent	80	0
Credit card companies
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables, net	246	187
Credit card companies - related parties
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables, net	170	54
Sales vouchers
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables, net	147	142
Private label credit card
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables, net	74	62
Receivables from related parties
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables, net	0	5
Receivables from suppliers
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables, net	79	95
Allowance for doubtful accounts
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables, net	R$ (4)	R$ (2)